Capital and reserves - Summary of Equity Attributed to Owners of The Parent - Movements in Other Reserves and Retained Earnings (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Disclosure of reserves within equity [line items]
Balance, beginning	£ 49,995		£ 52,934		£ 75,710
Comprehensive income and expense
Profit/(loss) for the year	7,765		3,181		(14,189)
Foreign currency translation and hedges of net investments in foreign operations
– differences on exchange from translation of foreign operations	(3,330)		(195)		(4,049)
– reclassified and reported in profit for the year	2		0		552
– net investment hedges – net fair value gains on derivatives	151		20		236
– net investment hedges – differences on exchange on borrowings	(20)		17		9
Cash flow hedges
– net fair value gains/(losses)	2		65		59
– reclassified and reported in profit for the year	16		36		12
Investments held at fair value
– net fair value losses	0		0		(6)
Associates
– share of other comprehensive expense, net of tax	(133)		(13)		(107)
differences on exchange reclassified to profit or loss	47		43		0
Retirement benefit schemes
– surplus recognition	(67)		(14)		24
Associates – share of other comprehensive (expense)/income, net of tax	(4)		33		(5)
Employee share options
value of employee services	83		70		71
Dividends and other appropriations
– ordinary shares	(5,240)		(5,209)		(5,071)
Purchase of own shares
– held in employee share ownership trusts	(61)		(94)		(110)
share buy-back programme, shares bought back and cancelled	(1,114)		(698)
Treasury shares cancelled			0
Perpetual hybrid bonds
coupons paid	(55)		(56)		(58)
tax on coupons paid	14		14		14
redemption of perpetual hybrid bonds, net of costs	(883)
Non-controlling interests – acquisitions	(19)
Other movements	54		18		22
Balance, ending	48,145		49,995		52,934
Translation reserve
Disclosure of reserves within equity [line items]
Balance, beginning	(1,615)		(1,470)		2,200
Comprehensive income and expense
Profit/(loss) for the year	0		0		0
Foreign currency translation and hedges of net investments in foreign operations
– differences on exchange from translation of foreign operations	(3,310)		(193)		(4,007)
– reclassified and reported in profit for the year	2		0		552
– net investment hedges – net fair value gains on derivatives	151		20		236
– net investment hedges – differences on exchange on borrowings	(20)		17		9
Cash flow hedges
– net fair value gains/(losses)	0		0		0
– reclassified and reported in profit for the year	0		0		0
– tax on net fair value (gains)/losses in respect of cash flow hedges	0		0		0
Investments held at fair value
– net fair value losses	0		0		0
– reclassified and reported in retained earnings	0
Associates
– share of other comprehensive expense, net of tax	(134)		(32)		(165)
differences on exchange reclassified to profit or loss	47		43
Retirement benefit schemes
– net actuarial losses	0		0		0
– surplus recognition	0		0		0
– tax on actuarial gains (losses) in respect of subsidiaries			0		0
Associates – share of other comprehensive (expense)/income, net of tax	0		0		0
Other changes in equity
Cash flow hedges reclassified and reported in total assets	0		0		0
Employee share options
value of employee services	0		0		0
treasury shares used for share option schemes	0		0		0
Dividends and other appropriations
– ordinary shares	0		0		0
Purchase of own shares
share buy-back programme, shares bought back and cancelled			0
Treasury shares cancelled			0
Perpetual hybrid bonds
coupons paid	0		0		0
tax on coupons paid	0		0		0
redemption of perpetual hybrid bonds, net of costs	0
– reclassification of issuance costs, net of tax	0
Non-controlling interests – acquisitions	0				0
Reclassification of equity related to assets held-for-sale			0		(295)
Other movements	0		0		0
Balance, ending	(4,879)		(1,615)		(1,470)
Translation reserve | held in employee share ownership trusts
Purchase of own shares
– held in employee share ownership trusts	0		0		0
Translation reserve | Held in treasury
Purchase of own shares
share buy-back programme, shares bought back and cancelled	0				0
Hedging reserve
Disclosure of reserves within equity [line items]
Balance, beginning	(84)		(194)		(327)
Comprehensive income and expense
Profit/(loss) for the year	0		0		0
Foreign currency translation and hedges of net investments in foreign operations
– differences on exchange from translation of foreign operations			0		0
– reclassified and reported in profit for the year			0		0
– net investment hedges – net fair value gains on derivatives	0		0		0
– net investment hedges – differences on exchange on borrowings	0		0		0
Cash flow hedges
– net fair value gains/(losses)	3		65		59
– reclassified and reported in profit for the year	16		36		12
– tax on net fair value (gains)/losses in respect of cash flow hedges	(13)		(23)		(23)
Investments held at fair value
– net fair value losses	0		0		0
– reclassified and reported in retained earnings	0
Associates
– share of other comprehensive expense, net of tax	1		19		58
differences on exchange reclassified to profit or loss	0		0
Retirement benefit schemes
– net actuarial losses	0		0		0
– surplus recognition	0		0		0
– tax on actuarial gains (losses) in respect of subsidiaries			0		0
Associates – share of other comprehensive (expense)/income, net of tax	0		0		0
Other changes in equity
Cash flow hedges reclassified and reported in total assets	21		13		27
Employee share options
value of employee services	0		0		0
treasury shares used for share option schemes	0		0		0
Dividends and other appropriations
– ordinary shares	0		0		0
Purchase of own shares
share buy-back programme, shares bought back and cancelled			0
Treasury shares cancelled			0
Perpetual hybrid bonds
coupons paid	0		0		0
tax on coupons paid	0		0		0
redemption of perpetual hybrid bonds, net of costs	0
– reclassification of issuance costs, net of tax	0
Non-controlling interests – acquisitions	0				0
Reclassification of equity related to assets held-for-sale			0		0
Other movements	0		0		0
Balance, ending	(56)		(84)		(194)
Hedging reserve | held in employee share ownership trusts
Purchase of own shares
– held in employee share ownership trusts	0		0		0
Hedging reserve | Held in treasury
Purchase of own shares
share buy-back programme, shares bought back and cancelled	0				0
Fair value reserve
Disclosure of reserves within equity [line items]
Balance, beginning	45		18		30
Comprehensive income and expense
Profit/(loss) for the year	0		0		0
Foreign currency translation and hedges of net investments in foreign operations
– differences on exchange from translation of foreign operations			0		0
– reclassified and reported in profit for the year			0		0
– net investment hedges – net fair value gains on derivatives	0		0		0
– net investment hedges – differences on exchange on borrowings	0		0		0
Cash flow hedges
– net fair value gains/(losses)	0		0		0
– reclassified and reported in profit for the year	0		0		0
– tax on net fair value (gains)/losses in respect of cash flow hedges	0		0		0
Investments held at fair value
– net fair value losses	(2)		(6)		(6)
– reclassified and reported in retained earnings	(4)
Associates
– share of other comprehensive expense, net of tax	0		0		0
differences on exchange reclassified to profit or loss	0		0
Retirement benefit schemes
– net actuarial losses	0		0		0
– surplus recognition	0		0		0
– tax on actuarial gains (losses) in respect of subsidiaries			0		0
Associates – share of other comprehensive (expense)/income, net of tax	(4)		33		(6)
Other changes in equity
Cash flow hedges reclassified and reported in total assets	0		0		0
Employee share options
value of employee services	0		0		0
treasury shares used for share option schemes	0		0		0
Dividends and other appropriations
– ordinary shares	0		0		0
Purchase of own shares
share buy-back programme, shares bought back and cancelled			0
Treasury shares cancelled			0
Perpetual hybrid bonds
coupons paid	0		0		0
tax on coupons paid	0		0		0
redemption of perpetual hybrid bonds, net of costs	0
– reclassification of issuance costs, net of tax	0
Non-controlling interests – acquisitions	0				0
Reclassification of equity related to assets held-for-sale			0		0
Other movements	0		0		0
Balance, ending	35		45		18
Fair value reserve | held in employee share ownership trusts
Purchase of own shares
– held in employee share ownership trusts	0		0		0
Fair value reserve | Held in treasury
Purchase of own shares
share buy-back programme, shares bought back and cancelled	0				0
Revaluation reserve
Disclosure of reserves within equity [line items]
Balance, beginning	179		179		179
Comprehensive income and expense
Profit/(loss) for the year	0		0		0
Foreign currency translation and hedges of net investments in foreign operations
– differences on exchange from translation of foreign operations			0		0
– reclassified and reported in profit for the year			0		0
– net investment hedges – net fair value gains on derivatives	0		0		0
– net investment hedges – differences on exchange on borrowings	0		0		0
Cash flow hedges
– net fair value gains/(losses)	0		0		0
– reclassified and reported in profit for the year	0		0		0
– tax on net fair value (gains)/losses in respect of cash flow hedges	0		0		0
Investments held at fair value
– net fair value losses	0		0		0
– reclassified and reported in retained earnings	0
Associates
– share of other comprehensive expense, net of tax	0		0		0
differences on exchange reclassified to profit or loss	0		0
Retirement benefit schemes
– net actuarial losses	0		0		0
– surplus recognition	0		0		0
– tax on actuarial gains (losses) in respect of subsidiaries			0		0
Associates – share of other comprehensive (expense)/income, net of tax	0		0		0
Other changes in equity
Cash flow hedges reclassified and reported in total assets	0		0		0
Employee share options
value of employee services	0		0		0
treasury shares used for share option schemes	0		0		0
Dividends and other appropriations
– ordinary shares	0		0		0
Purchase of own shares
share buy-back programme, shares bought back and cancelled			0
Treasury shares cancelled			0
Perpetual hybrid bonds
coupons paid	0		0		0
tax on coupons paid	0		0		0
redemption of perpetual hybrid bonds, net of costs	0
– reclassification of issuance costs, net of tax	0
Non-controlling interests – acquisitions	0				0
Reclassification of equity related to assets held-for-sale			0		0
Other movements	0		0		0
Balance, ending	179		179		179
Revaluation reserve | held in employee share ownership trusts
Purchase of own shares
– held in employee share ownership trusts	0		0		0
Revaluation reserve | Held in treasury
Purchase of own shares
share buy-back programme, shares bought back and cancelled	0				0
Other
Disclosure of reserves within equity [line items]
Balance, beginning	573		573		573
Comprehensive income and expense
Profit/(loss) for the year	0		0		0
Foreign currency translation and hedges of net investments in foreign operations
– differences on exchange from translation of foreign operations			0		0
– reclassified and reported in profit for the year			0		0
– net investment hedges – net fair value gains on derivatives	0		0		0
– net investment hedges – differences on exchange on borrowings	0		0		0
Cash flow hedges
– net fair value gains/(losses)	0		0		0
– reclassified and reported in profit for the year	0		0		0
– tax on net fair value (gains)/losses in respect of cash flow hedges	0		0		0
Investments held at fair value
– net fair value losses	0		0		0
– reclassified and reported in retained earnings	0
Associates
– share of other comprehensive expense, net of tax	0		0		0
differences on exchange reclassified to profit or loss	0		0
Retirement benefit schemes
– net actuarial losses	0		0		0
– surplus recognition	0		0		0
– tax on actuarial gains (losses) in respect of subsidiaries			0		0
Associates – share of other comprehensive (expense)/income, net of tax	0		0		0
Other changes in equity
Cash flow hedges reclassified and reported in total assets	0		0		0
Employee share options
value of employee services	0		0		0
treasury shares used for share option schemes	0		0		0
Dividends and other appropriations
– ordinary shares	0		0		0
Purchase of own shares
share buy-back programme, shares bought back and cancelled			0
Treasury shares cancelled			0
Perpetual hybrid bonds
coupons paid	0		0		0
tax on coupons paid	0		0		0
redemption of perpetual hybrid bonds, net of costs	0
– reclassification of issuance costs, net of tax	0
Non-controlling interests – acquisitions	0				0
Reclassification of equity related to assets held-for-sale			0		0
Other movements	0		0		0
Balance, ending	573		573		573
Other | held in employee share ownership trusts
Purchase of own shares
– held in employee share ownership trusts	0		0		0
Other | Held in treasury
Purchase of own shares
share buy-back programme, shares bought back and cancelled	0				0
Total other reserves
Disclosure of reserves within equity [line items]
Balance, beginning	(902)	[1]	(894)		2,655
Comprehensive income and expense
Profit/(loss) for the year	0		0		0
Foreign currency translation and hedges of net investments in foreign operations
– differences on exchange from translation of foreign operations	(3,310)		(193)		(4,007)
– reclassified and reported in profit for the year	2		0		552
– net investment hedges – net fair value gains on derivatives	151		20		236
– net investment hedges – differences on exchange on borrowings	(20)		17		9
Cash flow hedges
– net fair value gains/(losses)	3		65		59
– reclassified and reported in profit for the year	16		36		12
– tax on net fair value (gains)/losses in respect of cash flow hedges	(13)		(23)		(23)
Investments held at fair value
– net fair value losses	(2)		(6)		(6)
– reclassified and reported in retained earnings	(4)
Associates
– share of other comprehensive expense, net of tax	(133)		(13)		(107)
differences on exchange reclassified to profit or loss	47		43
Retirement benefit schemes
– net actuarial losses	0		0		0
– surplus recognition	0		0		0
– tax on actuarial gains (losses) in respect of subsidiaries			0		0
Associates – share of other comprehensive (expense)/income, net of tax	(4)		33		(6)
Other changes in equity
Cash flow hedges reclassified and reported in total assets	21		13		27
Employee share options
value of employee services	0		0		0
treasury shares used for share option schemes	0		0		0
Dividends and other appropriations
– ordinary shares	0		0		0
Purchase of own shares
share buy-back programme, shares bought back and cancelled			0
Treasury shares cancelled			0
Perpetual hybrid bonds
coupons paid	0		0		0
tax on coupons paid	0		0		0
redemption of perpetual hybrid bonds, net of costs	0
– reclassification of issuance costs, net of tax	0
Non-controlling interests – acquisitions	0				0
Reclassification of equity related to assets held-for-sale			0		(295)
Other movements	0		0		0
Balance, ending	(4,148)	[1]	(902)	[1]	(894)
Total other reserves | held in employee share ownership trusts
Purchase of own shares
– held in employee share ownership trusts	0		0		0
Total other reserves | Held in treasury
Purchase of own shares
share buy-back programme, shares bought back and cancelled	0				0
Retained earnings - Treasury shares
Disclosure of reserves within equity [line items]
Balance, beginning	(4,408)		(7,096)		(7,116)
Comprehensive income and expense
Profit/(loss) for the year	0		0		0
Foreign currency translation and hedges of net investments in foreign operations
– differences on exchange from translation of foreign operations			0		0
– reclassified and reported in profit for the year			0		0
– net investment hedges – net fair value gains on derivatives	0		0		0
– net investment hedges – differences on exchange on borrowings	0		0		0
Cash flow hedges
– net fair value gains/(losses)	0		0		0
– reclassified and reported in profit for the year	0		0		0
– tax on net fair value (gains)/losses in respect of cash flow hedges	0		0		0
Investments held at fair value
– net fair value losses	0		0		0
– reclassified and reported in retained earnings	0
Associates
– share of other comprehensive expense, net of tax	0		0		0
differences on exchange reclassified to profit or loss	0		0
Retirement benefit schemes
– net actuarial losses	0		0		0
– surplus recognition	0		0		0
– tax on actuarial gains (losses) in respect of subsidiaries			0		0
Associates – share of other comprehensive (expense)/income, net of tax	0		0		0
Other changes in equity
Cash flow hedges reclassified and reported in total assets	0		0		0
Employee share options
value of employee services	0		0		0
treasury shares used for share option schemes	9		8		14
Dividends and other appropriations
– ordinary shares	0		0		0
Purchase of own shares
share buy-back programme, shares bought back and cancelled			0
Treasury shares cancelled			2,685
Perpetual hybrid bonds
coupons paid	0		0		0
tax on coupons paid	0		0		0
redemption of perpetual hybrid bonds, net of costs	0
– reclassification of issuance costs, net of tax	0
Non-controlling interests – acquisitions	0				0
Reclassification of equity related to assets held-for-sale			0		0
Other movements	77		89		116
Balance, ending	(4,383)		(4,408)		(7,096)
Retained earnings - Treasury shares | held in employee share ownership trusts
Purchase of own shares
– held in employee share ownership trusts	(61)		(94)		(110)
Retained earnings - Treasury shares | Held in treasury
Purchase of own shares
share buy-back programme, shares bought back and cancelled	0				0
Retained earnings - Other
Disclosure of reserves within equity [line items]
Balance, beginning	26,018		31,627		51,197
Comprehensive income and expense
Profit/(loss) for the year	7,764		3,068		(14,367)
Foreign currency translation and hedges of net investments in foreign operations
– differences on exchange from translation of foreign operations			0		0
– reclassified and reported in profit for the year			0		0
– net investment hedges – net fair value gains on derivatives	0		0		0
– net investment hedges – differences on exchange on borrowings	0		0		0
Cash flow hedges
– net fair value gains/(losses)	0		0		0
– reclassified and reported in profit for the year	0		0		0
– tax on net fair value (gains)/losses in respect of cash flow hedges	0		0		0
Investments held at fair value
– net fair value losses	0		0		0
– reclassified and reported in retained earnings	4
Associates
– share of other comprehensive expense, net of tax	0		0		0
differences on exchange reclassified to profit or loss	0		0
Retirement benefit schemes
– net actuarial losses	(10)		(19)		(106)
– surplus recognition	(66)		(14)		24
– tax on actuarial gains (losses) in respect of subsidiaries			(1)		30
Associates – share of other comprehensive (expense)/income, net of tax	0		0		1
Other changes in equity
Cash flow hedges reclassified and reported in total assets	0		0		0
Employee share options
value of employee services	83		70		71
treasury shares used for share option schemes	(9)		(8)		(14)
Dividends and other appropriations
– ordinary shares	(5,240)		(5,209)		(5,071)
Purchase of own shares
share buy-back programme, shares bought back and cancelled			(698)
Treasury shares cancelled			(2,685)
Perpetual hybrid bonds
coupons paid	(55)		(56)		(58)
tax on coupons paid	14		14		14
redemption of perpetual hybrid bonds, net of costs	(31)
– reclassification of issuance costs, net of tax	(8)
Non-controlling interests – acquisitions	(15)				0
Reclassification of equity related to assets held-for-sale			0		0
Other movements	(23)		(71)		(94)
Balance, ending	27,312		26,018		31,627
Retained earnings - Other | held in employee share ownership trusts
Purchase of own shares
– held in employee share ownership trusts	0		£ 0		0
Retained earnings - Other | Held in treasury
Purchase of own shares
share buy-back programme, shares bought back and cancelled	£ (1,114)				£ 0

[1]	1. Included in other reserves and non-controlling interests is a combined loss of £9 million in respect of assets transferred to held-for-sale. Refer to note 27(d)(i).